Fair Value of Financial Instruments - Schedule of Assets and Liabilities Measured at Fair Value (Details) - Recurring - Heliogen, Inc. [Member] - Level 1 [Member] - USD ($) $ in Thousands	Mar. 31, 2025	[1]	Dec. 31, 2024		Dec. 31, 2023
Assets:
Investments					$ 12,386
Public Warrants [Member]
Liabilities:
Liabilities, Warrants	$ 37		$ 34	[1]	$ 97	[2]

[1]	Included in other long-term liabilities on the consolidated balance sheets.
[2]	Included in other long-term liabilities on the consolidated balance sheets.